Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of new accounting standards and amendments
Standard	Name	Effective date
IFRS 4	Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9	01.01.2021
IFRS 9, IAS 39, IFRS 7, IFRS 4, IFRS 16	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 interest rate benchmark reform – phase 2	01.01.2021
IFRS 16	Amendments to IFRS 16 Leases: Covid-19-related rent concessions beyond June 30, 2021	01.04.2021

Standard	Name	Effective date
IFRS 17	Insurance contracts	01.01.2023
IFRS 17	Amendments to IFRS 17 Insurance contracts: Initial application of IFRS 17 and IFRS 9 – comparative information	01.01.2023
IAS 1	Amendments to IAS 1: Presentation of financial statements: Classification of liabilities as current or non-current	01.01.2023
IAS 1	Amendments to IAS 1: Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting	01.01.2023
IAS 8	Amendments to IAS 8: Accounting policies, changes in accounting estimates and errors: definition of accounting estimates	01.01.2023
IAS 12	Amendments to IAS 12: Income Taxes: Deferred tax related to assets and liabilities arising from a single transaction	01.01.2023
IFRS 3, IAS 16, IAS 37, Annual Improvements 2018 – 2020	Amendments to IFRS 3 Business Combinations; IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets; and annual improvements 2018-2020	01.01.2022

Schedule of estimated useful lives for current and comparative periods
Useful life in years
Software	3
ChargeBox (CBX)	7

Schedule of estimated useful lives of right-of-use assets for property and vehicles
Useful life in years
Property (Right-of-use assets)	3-10
Vehicles (Right-of-use assets)	1-4

Useful life in years
Vehicles	6
Other equipment, operating and office equipment	3-14
Technical equipment and machinery	20

Schedule of exchange rates to convert the financial statements
	December 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	1.1326	1.1827

	December 22, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	1.1301	-

	Sep. 15 - Dec. 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1478

	Dec. 23-31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1319

	Nov. 1 - Dec. 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1358